INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense
Current period	$ 749.3	$ 376.3
Settlement or adjustment for prior periods	(2.7)	(1.1)
Deferred tax expense
Origination and reversal of temporary differences	131.2	115.8
Settlement or adjustment for prior periods		(32.6)
Change in unrecognized deferred tax assets from impairment reversal	(1.0)	(17.8)
Change in unrecognized deferred tax assets	(152.1)	46.8
Total tax expense	$ 724.7	$ 487.4